Arbitrage Fund	Portfolio of Investments
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.48%
Advertising - 1.03%
Ascential PLC	1,292,000	$9,688,630

Agriculture - 0.50%
Vector Group Ltd.	310,700	4,654,286

Airlines - 0.04%
Hawaiian Holdings, Inc.(a)	19,220	332,890

Beverages - 1.29%
Britvic PLC	723,000	12,106,322

Commercial Services - 4.72%
Aaron's Co., Inc.	935,000	9,434,150
Network International Holdings PLC(a)(b)	2,073,373	10,837,379
R1 RCM, Inc.(a)(c)	1,703,751	24,039,926
		44,311,455
Computers & Computer Services - 1.42%
PlayAGS, Inc.(a)(c)	337,544	3,820,998
Thoughtworks Holding, Inc.(a)	2,189,000	9,522,150
		13,343,148
Electric - 0.13%
ALLETE, Inc.	20,000	1,271,000

Entertainment - 3.08%
Everi Holdings, Inc.(a)(c)	2,220,000	28,971,000

Environmental Control - 2.08%
Stericycle, Inc.(a)	330,500	19,585,430

Food - 7.31%
Albertsons Cos., Inc., Class A(c)	1,568,503	30,774,029
Kellanova	469,807	37,871,142
		68,645,171
Healthcare - Products - 5.73%
Axonics, Inc.(a)(c)	471,594	32,617,799
Silk Road Medical, Inc.(a)	783,231	21,233,392
		53,851,191
Healthcare - Services - 7.51%
Amedisys, Inc.(a)	470,231	46,087,340
Catalent, Inc.(a)	402,010	24,506,530
		70,593,870
Home Furnishings - 3.00%
Vizio Holding Corp., Class A(a)	2,508,594	28,171,511

Insurance - 1.06%
Enstar Group Ltd.(a)(c)	30,452	9,927,352

Internet - 4.20%
Squarespace, Inc., Class A(a)(c)	867,968	39,475,185

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.48% (Continued)
Iron/Steel - 2.63%
U.S. Steel Corp.(c)	652,848	$24,749,468

Media - 4.62%
Endeavor Group Holdings, Inc., Class A(c)	1,081,507	29,719,812
Paramount Global, Class B(c)	1,306,206	13,675,977
		43,395,789
Mining - 2.05%
Filo Corp.(a)	407,000	9,688,391
Osisko Mining, Inc.(a)	2,677,000	9,554,684
		19,243,075
Oil & Gas - 9.86%
Crescent Energy Co., Class A	525,000	6,263,250
Diamond Offshore Drilling, Inc.(a)	660,000	9,464,400
Hess Corp.	317,243	43,798,569
Marathon Oil Corp.(c)	1,154,119	33,065,509
		92,591,728
Oil & Gas Services - 2.52%
ChampionX Corp.(c)	760,997	23,689,837

Packaging & Containers - 2.93%
DS Smith PLC	4,485,149	27,566,807

Pharmaceuticals - 3.48%
G1 Therapeutics, Inc.(a)	1,312,000	9,328,320
PetIQ, Inc., Class A(a)(c)	458,008	13,992,144
Revance Therapeutics, Inc.(a)	1,428,000	9,381,960
		32,702,424
Real Estate - 2.34%
McGrath RentCorp	202,985	21,952,828

Retail - 1.00%
Chuy's Holdings, Inc.(a)	252,000	9,374,400

Software - 14.57%
ANSYS, Inc.(a)	88,951	28,590,631
Envestnet, Inc.(a)(c)	455,384	28,575,346
HashiCorp, Inc., Class A(a)	910,446	30,900,537
Instructure Holdings, Inc.(a)	810,000	18,978,300
Matterport, Inc.(a)	2,400,000	10,872,000
PowerSchool Holdings, Inc., Class A(a)	835,958	18,984,606
		136,901,420
Telecommunications - 4.38%
GCI Liberty, Inc.(a)(d)	660,966	—
Infinera Corp.(a)	1,510,000	9,497,900
Juniper Networks, Inc.(c)	554,172	21,546,207

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 93.48% (Continued)
Telecommunications - 4.38% (Continued)
Spirent Communications PLC(a)	4,316,000	$10,072,392
		41,116,499

TOTAL COMMON STOCKS
(Cost $884,656,789)		878,212,716

RIGHTS(a) - 0.69%
Bristol-Myers Squibb Co. CVR(d)(e)	857,631	1,157,802
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(d)(e)	1,669,338	711,639
Contra Abiomed, Inc. CVR, Expires 12/31/2030(d)(e)	163,650	286,388
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(d)(e)	1,150,652	89,981
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(d)(e)	1,150,652	89,866
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(d)(e)	313,065	776,119
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(d)(e)	339,795	1,201,787
Contra Resolute Forest Products, Inc. CVR(d)(e)	803,806	1,255,223
Flexion Therapy CVR, Expires 12/31/2030(d)(e)	1,411,000	712,837
Icosavax, Inc. CVR, Expires 02/19/2030(d)(e)	802,494	261,613

TOTAL RIGHTS
(Cost $6,086,303)		6,543,255

MUTUAL FUNDS(f) - 4.86%
Water Island Event-Driven Fund, Class I	3,822,731	45,681,633

TOTAL MUTUAL FUNDS
(Cost $34,256,941)		45,681,633

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.01%
Nuvei Corp.	09/2024	$35.00	$15,299,600	4,600	$23,000
WillScot Holdings Corp.	10/2024	40.00	1,005,894	261	34,191

TOTAL CALL OPTIONS PURCHASED
(Cost $127,026)					57,191

Put Options Purchased - 0.02%
CoStar Group, Inc.	10/2024	80.00	2,744,150	355	142,000
International Paper Co.
	09/2024	47.50	837,666	173	14,705
	10/2024	45.00	837,666	173	11,245

TOTAL PUT OPTIONS PURCHASED
(Cost $286,322)					167,950

TOTAL PURCHASED OPTIONS
(Cost $413,348)					225,141

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.12%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.188	%(g)	552,680	$552,680
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.353	%(g)	552,679	552,679
				1,105,359
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,105,359)				1,105,359

Total Investments - 99.18%
(Cost $926,518,740)				931,768,104

Other Assets in Excess of Liabilities - 0.82%(h)				7,697,867

NET ASSETS - 100.00%				$939,465,971

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024, these securities had a total value of $10,837,379 or 1.15% of net assets.
(c)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2024, the aggregate fair market value of those securities was $161,493,570, representing 17.19% of net assets.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2024, the total fair market value of these securities was $6,543,255, representing 0.69% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,543,255 or 0.69% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024	11/23/2021	69,039
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Total		$6,086,303

(f)	Affiliated investment.
(g)	Rate shown is the 7-day effective yield as of August 31, 2024.
(h)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.88%)
Commercial Services - (0.94%)
WillScot Holdings Corp.	(229,048)	$(8,827,510)

Forest Products & Paper - (0.26%)
Mondi PLC	(126,869)	(2,452,602)

Oil & Gas - (0.62%)
Noble Corp. PLC	(152,856)	(5,831,456)

Real Estate - (0.36%)
CoStar Group, Inc.	(43,962)	(3,398,263)

Software - (1.70%)
Synopsys, Inc.	(30,688)	(15,944,871)

TOTAL SECURITIES SOLD SHORT
(Proceeds $39,664,836)		$(36,454,702)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	$—	$—	$1,557,614	USD	49,667,108	$1,557,614
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	1,422,113	USD	26,051,542	1,422,113
Morgan Stanley & Co./ Monthly	Lundin Mining Corp.	Received 1 Day-CABROVER Minus 40bps (3.850%)	08/29/2025	—	—	—	CAD	4,265,116	—
						$2,979,727			$2,979,727

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	ConocoPhillips	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	$—	$—	$(1,519,947)	USD	31,868,998	$(1,519,947)
Morgan Stanley & Co./ Upon Termination	International Paper Co.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	(794,831)	USD	22,518,673	(794,831)
Morgan Stanley & Co./ Upon Termination	Nokia OYJ	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	(404,302)	USD	3,202,076	(404,302)
Morgan Stanley & Co./ Upon Termination	Nuvei Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	(46,050)	USD	10,164,770	(46,050)
						$(2,765,130)			$(2,765,130)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	214,800	USD	155,969	Morgan Stanley & Co.	09/16/2024	$3,488
EUR	9,098,800	USD	9,780,195	Morgan Stanley & Co.	09/16/2024	283,162
GBP	10,903,700	USD	14,137,583	Morgan Stanley & Co.	09/16/2024	184,128
USD	1,894,188	GBP	1,434,900	Morgan Stanley & Co.	09/16/2024	9,485
						$480,263

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	19,203,544	CAD	26,335,800	Morgan Stanley & Co.	09/16/2024	$(346,772)
USD	9,882,932	EUR	9,098,800	Morgan Stanley & Co.	09/16/2024	(180,425)
GBP	2,950,800	USD	3,893,624	Morgan Stanley & Co.	09/16/2024	(17,830)
USD	58,114,288	GBP	45,325,400	Morgan Stanley & Co.	09/16/2024	(1,419,378)
						$(1,964,405)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	88.60%
United Kingdom	7.47%
Canada	2.05%
Bermuda	1.06%
Other Assets in Excess of Liabilities	0.82%
100.00%

(a)       These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CABROVER - Bank of Canada Overnight Lending Rate
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound

Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
USD - United States Dollar

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

Summary of affiliated issuer transactions for the period ended August 31, 2024:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund, Class I	$53,474,188	$-	$9,407,241	$1,883,594	$(268,908)	$45,681,633	3,822,731	$-	$-

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following table summarizes the Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$9,688,630	$—	$—	$9,688,630
Agriculture	4,654,286	—	—	4,654,286
Airlines	332,890	—	—	332,890
Beverages	12,106,322	—	—	12,106,322
Commercial Services	44,311,455	—	—	44,311,455
Computers & Computer Services	13,343,148	—	—	13,343,148
Electric	1,271,000	—	—	1,271,000
Entertainment	28,971,000	—	—	28,971,000
Environmental Control	19,585,430	—	—	19,585,430
Food	68,645,171	—	—	68,645,171
Healthcare - Products	53,851,191	—	—	53,851,191
Healthcare - Services	70,593,870	—	—	70,593,870
Home Furnishings	28,171,511	—	—	28,171,511
Insurance	9,927,352	—	—	9,927,352
Internet	39,475,185	—	—	39,475,185
Iron/Steel	24,749,468	—	—	24,749,468
Media	43,395,789	—	—	43,395,789
Mining	19,243,075	—	—	19,243,075
Oil & Gas	92,591,728	—	—	92,591,728
Oil & Gas Services	23,689,837	—	—	23,689,837
Packaging & Containers	27,566,807	—	—	27,566,807
Pharmaceuticals	32,702,424	—	—	32,702,424
Real Estate	21,952,828	—	—	21,952,828
Retail	9,374,400	—	—	9,374,400
Software	136,901,420	—	—	136,901,420
Telecommunications	41,116,499	—	0	41,116,499
Rights	—	—	6,543,255	6,543,255
Mutual Funds	45,681,633	—	—	45,681,633
Purchased Options	225,141	—	—	225,141
Short-Term Investments	1,105,359	—	—	1,105,359
TOTAL	$925,224,849	$—	$6,543,255	$931,768,104

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$480,263	$—	$480,263
Equity Swaps	2,979,727	—	—	2,979,727
Liabilities
Common Stocks*	(36,454,702)	—	—	(36,454,702)
Forward Foreign Currency Exchange Contracts	—	(1,964,405)	—	(1,964,405)
Equity Swaps	(2,765,130)	—	—	(2,765,130)
TOTAL	$(36,240,105)	$(1,484,142)	$—	$(37,724,247)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2024
Common Stocks	$0	$-	$0	$-	$-	$-	$-	$0	$0
Rights	6,900,579	-	(357,324)	-	-	-	-	6,543,255	(357,324)
Total	$6,900,579	$-	$(357,324)	$-	$-	$-	$-	$6,543,255	$(357,324)

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 73.04%
Commercial Services - 4.05%
Network International Holdings PLC(a)(b)	279,265	$1,459,699
R1 RCM, Inc.(a)(c)	99,494	1,403,860
		2,863,559
Electric - 0.97%
Atlantica Sustainable Infrastructure PLC	31,375	684,289

Entertainment - 1.24%
Cineplex, Inc.(a)	18,084	146,937
Everi Holdings, Inc.(a)	55,825	728,516
		875,453
Environmental Control - 2.18%
Stericycle, Inc.(a)(c)	25,940	1,537,204

Food - 5.20%
Albertsons Cos., Inc., Class A(c)	91,621	1,797,604
Kellanova	23,262	1,875,150
		3,672,754
Healthcare - Products - 4.88%
Axonics, Inc.(a)(c)	49,876	3,449,674

Healthcare - Services - 8.44%
Amedisys, Inc.(a)	40,122	3,932,357
Catalent, Inc.(a)	33,287	2,029,176
		5,961,533
Home Furnishings - 2.85%
Vizio Holding Corp., Class A(a)(c)	179,661	2,017,593

Internet - 3.70%
Perficient, Inc.(a)	25,106	1,887,218
Squarespace, Inc., Class A(a)	16,004	727,862
		2,615,080
Iron/Steel - 3.14%
U.S. Steel Corp.(c)	58,449	2,215,802

Media - 3.51%
Endeavor Group Holdings, Inc., Class A(c)	66,527	1,828,162
Paramount Global, Class B(c)	62,016	649,307
		2,477,469
Mining - 1.60%
Filo Corp.(a)	47,407	1,128,495

Oil & Gas - 9.60%
Hess Corp.	27,891	3,850,632
Marathon Oil Corp.(c)	102,419	2,934,304
		6,784,936

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 73.04% (Continued)
Oil & Gas Services - 3.50%
ChampionX Corp.(c)	79,434	$2,472,780

Pharmaceuticals - 2.03%
Bayer AG	12,589	387,766
PetIQ, Inc., Class A(a)(c)	34,370	1,050,003
		1,437,769
Real Estate - 3.51%
McGrath RentCorp	22,958	2,482,908

Real Estate Investment Trusts - 0.41%
Crown Castle, Inc.(c)(d)	2,579	288,900

Software - 7.43%
ANSYS, Inc.(a)	5,647	1,815,059
Envestnet, Inc.(a)	11,563	725,578
HashiCorp, Inc., Class A(a)(c)	79,741	2,706,410
		5,247,047
Telecommunications - 4.80%
Infinera Corp.(a)	120,413	757,398
Juniper Networks, Inc.(c)	67,744	2,633,886
		3,391,284

TOTAL COMMON STOCKS
(Cost $52,531,735)		51,604,529

RIGHTS(a) - 0.73%
Bristol-Myers Squibb Co. CVR(e)(f)	67,803	91,534
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	154,954	66,057
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	13,890	24,308
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	34,047	84,406
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	39,632	140,170
Contra Resolute Forest Products, Inc. CVR(e)(f)	68,936	107,650

TOTAL RIGHTS
(Cost $474,646)		514,125

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 18.10%
Aerospace & Defense - 1.09%
Spirit AeroSystems, Inc.(b)	11/15/2030	9.750%	$690,000	$772,209

Agriculture - 2.22%
Vector Group Ltd.(b)	02/01/2029	5.750%	1,546,000	1,567,255

Computers & Computer Services - 0.44%
NCR Voyix Corp.(b)	10/01/2028	5.000%	314,000	310,335

Entertainment - 4.27%
Cineplex, Inc.(b)	03/31/2029	7.625%	752,000	579,631
Everi Holdings, Inc.(b)	07/15/2029	5.000%	2,461,000	2,439,534
				3,019,165
Healthcare - Services - 1.19%
Select Medical Corp.(b)	08/15/2026	6.250%	834,000	838,122

Leisure Time - 2.31%
Vista Outdoor, Inc.(b)	03/15/2029	4.500%	1,630,000	1,629,831

Oil & Gas - 1.93%
Endeavor Energy Resources LP/EER Finance, Inc.(b)	01/30/2028	5.750%	1,341,000	1,364,597

Retail - 1.22%
Brinker International, Inc.(b)	10/01/2024	5.000%	865,000	863,832

Software - 3.43%
Alteryx, Inc.(b)	03/15/2028	8.750%	2,361,000	2,421,921

TOTAL CORPORATE BONDS
(Cost $12,722,610)				12,787,267

CONVERTIBLE CORPORATE BONDS - 2.65%
Internet - 2.65%
TechTarget, Inc.(g)	12/15/2026	0.000%	1,930,000	1,872,100

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,857,444)				1,872,100

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.01%
Call Option Purchased - 0.01%
WillScot Holdings Corp.	10/2024	$40.00	$111,766	29	$3,799

TOTAL PURCHASED OPTIONS
(Cost $3,953)					3,799

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.42%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.188	%(h)	1,562,761	$1,562,761
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.353	%(h)	1,562,760	1,562,760
				3,125,521

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,125,521)				3,125,521

Total Investments - 98.95%
(Cost $70,715,909)				69,907,341

Other Assets in Excess of Liabilities - 1.05%(i)				741,320

NET ASSETS - 100.00%				$70,648,661

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024, these securities had a total value of $14,246,966 or 20.17% of net assets.
(c)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2024, the aggregate fair market value of those securities was $10,260,429, representing 14.52% of net assets.
(d)	Underlying security for a written/purchased call/put option.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $514,125 or 0.73% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Total		$474,646

(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2024, the total fair market value of these securities was $514,125, representing 0.73% of net assets.
(g)	Represents a zero coupon bond.
(h)	Rate shown is the 7-day effective yield as of August 31, 2024.
(i)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (4.32%)
Commercial Services - (1.41%)
WillScot Holdings Corp.	(25,906)	$(998,417)

Oil & Gas - (1.07%)
ConocoPhillips	(6,626)	(753,973)

Software - (1.43%)
Synopsys, Inc.	(1,951)	(1,013,701)

Telecommunications - (0.41%)
Nokia OYJ, ADR	(64,481)	(287,585)

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,157,454)		$(3,053,676)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crown Castle, Inc.	09/2024	$110.00	$(145,626)	(13)	$(3,731)

TOTAL WRITTEN OPTIONS
(Premiums received $3,098)					$(3,731)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	$—	$—	$265,417	USD	4,495,455	$265,417
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	135,866	USD	2,706,817	135,866
Morgan Stanley & Co./ Monthly	Lundin Mining Corp.	Received 1 Day-CABROVER Minus 40bps (3.850%)	08/29/2025	—	—	—	CAD	496,793	—
						$401,283			$401,283

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	ConocoPhillips	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	$—	$—	$(100,958)	USD	2,116,809	$(100,958)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	1,107,700	USD	808,357	Morgan Stanley & Co.	09/16/2024	$13,942
EUR	811,700	USD	873,463	Morgan Stanley & Co.	09/16/2024	24,284
GBP	108,600	USD	139,573	Morgan Stanley & Co.	09/16/2024	3,070
						$41,296

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,636,593	CAD	3,601,000	Morgan Stanley & Co.	09/16/2024	$(36,600)
EUR	18,700	USD	20,843	Morgan Stanley & Co.	09/16/2024	(161)
USD	1,282,295	EUR	1,179,900	Morgan Stanley & Co.	09/16/2024	(22,686)
USD	1,573,428	GBP	1,225,700	Morgan Stanley & Co.	09/16/2024	(36,495)
						$(95,942)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	92.74%
United Kingdom	3.03%
Canada	2.63%
Germany	0.55%
Other Assets in Excess of Liabilities	1.05%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CABROVER - Bank of Canada Overnight Lending Rate

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company

USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following table summarizes the Water Island Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$51,604,529	$—	$—	$51,604,529
Rights	—	—	514,125	514,125
Corporate Bonds*	—	12,787,267	—	12,787,267
Convertible Corporate Bonds*	—	1,872,100	—	1,872,100
Purchased Options	3,799	—	—	3,799
Short-Term Investments	3,125,521	—	—	3,125,521
TOTAL	$54,733,849	$14,659,367	$514,125	$69,907,341

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$41,296	$—	$41,296
Equity Swaps	401,283	—	—	401,283
Liabilities
Common Stocks*	(3,053,676)	—	—	(3,053,676)
Written Options	(3,731)	—	—	(3,731)
Forward Foreign Currency Exchange Contracts	—	(95,942)	—	(95,942)
Equity Swaps	(100,958)	—	—	(100,958)
TOTAL	$(2,757,082)	$(54,646)	$—	$(2,811,728)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2024
Rights	$509,882	$-	$4,243	$-	$-	$-	$-	$514,125	$4,243
Total	$509,882	$-	$4,243	$-	$-	$-	$-	$514,125	$4,243

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 4.77%
Aerospace & Defense - 1.38%
Spirit Aerosystems, Inc., 2022 Term Loan, Variable Rate, (3 mo. USD SOFR plus 4.50%)	01/15/2027	9.752%	$1,989,873	$2,011,016
Diversified Financial Services - 3.39%
Nuvei Technologies Corp., USD Term Loan, Variable Rate, (1 mo. USD SOFR plus 3.00%)	12/19/2030	8.347%	4,948,155	4,964,137

TOTAL BANK LOANS
(Cost $6,954,725)				6,975,153

CORPORATE BONDS - 54.04%
Aerospace & Defense - 2.23%
Spirit AeroSystems, Inc.(a)(b)	11/15/2030	9.750%	2,911,000	3,257,825

Agriculture - 4.42%
Vector Group Ltd.(a)	02/01/2029	5.750%	6,373,000	6,460,617

Apparel - 2.38%
Michael Kors USA, Inc.(a)(b)	11/01/2024	4.250%	3,500,000	3,481,607

Auto Manufacturers - 2.32%
Ford Motor Credit Co. LLC	09/08/2024	3.664%	3,400,000	3,398,487

Auto Parts & Equipment - 1.59%
Goodyear Tire & Rubber Co.	05/31/2025	9.500%	2,313,000	2,320,330

Banks - 0.65%
Truist Financial Corp., Variable Rate, (3 mo. USD Term SOFR plus 0.91%)(b)	03/15/2028	6.251%	1,000,000	957,646

Computers & Computer Services - 0.86%
NCR Voyix Corp.(a)	10/01/2028	5.000%	1,280,000	1,265,060

Electric - 1.69%
Atlantica Sustainable Infrastructure PLC(a)	06/15/2028	4.125%	2,500,000	2,477,173

Entertainment - 6.55%
Cineplex, Inc.(a)	03/31/2029	7.625%	1,557,000	1,200,114
Everi Holdings, Inc.(a)(b)	07/15/2029	5.000%	3,195,000	3,167,132
International Game Technology PLC(a)	02/15/2025	6.500%	5,220,000	5,222,088
				9,589,334
Environmental Control - 1.33%
Stericycle, Inc.(a)(b)	01/15/2029	3.875%	2,000,000	1,942,025

Healthcare - Services - 5.48%
Catalent Pharma Solutions, Inc.(a)(b)	04/01/2030	3.500%	5,000,000	4,882,646
Select Medical Corp.(a)(b)	08/15/2026	6.250%	3,117,000	3,132,404
				8,015,050
Internet - 5.72%
Gen Digital, Inc.(a)(b)	04/15/2025	5.000%	2,907,000	2,895,820
Getty Images, Inc.(a)	03/01/2027	9.750%	5,500,000	5,479,275
				8,375,095

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 54.04% (Continued)
Iron/Steel - 1.59%
U.S. Steel Corp.	03/01/2029	6.875%	$2,300,000	$2,319,129

Leisure Time - 2.08%
Vista Outdoor, Inc.(a)	03/15/2029	4.500%	3,045,000	3,044,685

Office/Business Equip - 2.59%
Xerox Holdings Corp.(a)(b)	08/15/2025	5.000%	3,852,000	3,791,296

Oil & Gas - 4.83%
Endeavor Energy Resources LP/EER Finance, Inc.(a)(b)	01/30/2028	5.750%	6,919,000	7,040,754
Occidental Petroleum Corp.	09/01/2025	5.875%	30,000	30,167
				7,070,921
Retail - 3.14%
Brinker International, Inc.(a)	10/01/2024	5.000%	3,085,000	3,080,836
Dave & Buster's, Inc.(a)	11/01/2025	7.625%	1,500,000	1,506,829
				4,587,665
Software - 4.17%
ACI Worldwide, Inc.(a)	08/15/2026	5.750%	1,064,000	1,060,585
Alteryx, Inc.(a)	03/15/2028	8.750%	4,194,000	4,302,218
PTC, Inc.(a)(b)	02/15/2025	3.625%	750,000	743,515
				6,106,318
Telecommunications - 0.42%
Altice France Holding SA(a)	05/15/2027	10.500%	1,550,000	613,146

TOTAL CORPORATE BONDS
(Cost $79,832,019)				79,073,409

CONVERTIBLE CORPORATE BONDS - 36.58%
Auto Manufacturers - 0.02%
Lightning eMotors, Inc.(a)(c)(d)	05/15/2024	7.500%	973,000	29,190

Commercial Services - 1.86%
Repay Holdings Corp.(a)(e)	02/01/2026	0.000%	3,000,000	2,719,500

Computers & Computer Services - 1.52%
Rapid7, Inc.(b)	03/15/2027	0.250%	2,500,000	2,226,562

Diversified Financial Services - 2.89%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,627,500
WisdomTree, Inc., Series A(a)	08/15/2029	3.250%	2,500,000	2,602,500
				4,230,000
Healthcare - Products - 2.64%
Insulet Corp.(b)	09/01/2026	0.375%	3,500,000	3,858,750

Internet - 8.14%
Perficient, Inc.	11/15/2026	0.125%	4,750,000	4,647,875
Spotify USA, Inc.(e)	03/15/2026	0.000%	3,500,000	3,412,500

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 36.58% (Continued)
Internet - 8.14% (Continued)
TechTarget, Inc.(e)	12/15/2026	0.000%	$3,973,000	$3,853,810
				11,914,185
Pharmaceuticals - 5.34%
Dexcom, Inc.(b)
	11/15/2025	0.250%	5,000,000	4,722,500
	05/15/2028	0.375%	3,500,000	3,094,000
				7,816,500
Software - 14.17%
Bentley Systems, Inc.(b)	07/01/2027	0.375%	5,000,000	4,590,000
BlackLine, Inc.(e)	03/15/2026	0.000%	3,071,000	2,836,069
Envestnet, Inc.(b)	08/15/2025	0.750%	4,500,000	4,394,250
Envestnet, Inc.	12/01/2027	2.625%	3,000,000	3,171,000
RingCentral, Inc.(b)(e)	03/01/2025	0.000%	3,105,000	2,988,562
Verint Systems, Inc.(b)	04/15/2026	0.250%	3,000,000	2,755,500
				20,735,381
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $53,906,656)				53,530,068

	Shares	Value
WARRANTS(f) - 0.00%(g)
Auto Manufacturers - 0.00%(g)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(d)(h)	53,913	$—

TOTAL WARRANTS
(Cost $0)		0

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(f) - 0.03%
Call Options Purchased - 0.02%
Dexcom, Inc.	01/2025	$100.00	$866,750	125	$18,125
Gen Digital, Inc.	09/2024	27.00	793,800	300	10,200
Nuvei Corp.	09/2024	35.00	2,494,500	750	3,750
Xerox Holdings Corp.	10/2024	21.00	226,600	200	0
Put Options Purchased - 0.01%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10/2024	107.00	5,560,500	500	11,000

TOTAL PURCHASED OPTIONS
(Cost $101,188)					43,075

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.18%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.188	%(i)	1,598,994	$1,598,994
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.353	%(i)	1,598,995	1,598,995
				3,197,989
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,197,989)				3,197,989

Total Investments - 97.60%
(Cost $143,992,577)				142,819,694

Other Assets in Excess of Liabilities - 2.40%(j)				3,509,612

NET ASSETS - 100.00%				$146,329,306

Portfolio Footnotes

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024, these securities had a total value of $75,398,840 or 51.53% of net assets.
(b)	Security, or a portion of security, is being held as collateral short sales, or forward foreign currency exchange contracts. At August 31, 2024, the aggregate fair market value of those securities was $44,946,988, representing 30.72% of net assets.
(c)	Security in default on interest payments.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2024, the total fair market value of these securities was $29,190, representing 0.02% of net assets.
(e)	Represents a zero coupon bond.
(f)	Non-income-producing security.
(g)	Less than 0.005% of net assets.
(h)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(i)	Rate shown is the 7-day effective yield as of August 31, 2024.
(j)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (6.17%)
Computers & Computer Services - (0.19%)
Rapid7, Inc.	(7,300)	$(276,013)

Diversified Financial Services - (0.42%)
WisdomTree, Inc.	(60,000)	(608,400)

Electric - (0.07%)
Atlantica Sustainable Infrastructure PLC	(5,000)	(109,050)

Environmental Control - (0.32%)
Stericycle, Inc.	(8,000)	(474,080)

Healthcare - Products - (1.32%)
Insulet Corp.	(9,500)	(1,926,315)

Healthcare - Services - (0.67%)
Catalent, Inc.	(16,000)	(975,360)

Internet - (1.54%)
Gen Digital, Inc.	(2,400)	(63,504)
Perficient, Inc.	(18,600)	(1,398,162)
Spotify Technology SA	(2,300)	(788,624)
		(2,250,290)
Office/Business Equip - (0.06%)
Xerox Holdings Corp.	(7,500)	(84,975)

Pharmaceuticals - (0.44%)
Dexcom, Inc.	(9,300)	(644,862)

Retail - (0.02%)
Dave & Buster's Entertainment, Inc.	(1,000)	(31,340)

Software - (1.12%)
Bentley Systems, Inc., Class B	(21,000)	(1,080,870)
BlackLine, Inc.	(4,600)	(227,930)
RingCentral, Inc., Class A	(300)	(9,999)
Verint Systems, Inc.	(10,200)	(321,810)
		(1,640,609)
TOTAL SECURITIES SOLD SHORT
(Proceeds $8,995,090)		$(9,021,294)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Dexcom, Inc.	09/2024	$65.00	$(104,010)	(15)	$(1,560)
Insulet Corp.	09/2024	$180.00	$(162,216)	(8)	$(800)

TOTAL WRITTEN OPTIONS
(Premiums received $8,781)					$(2,360)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Atlantica Sustainable Infrastructure PLC	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	$—	$—	$2,337	USD	111,387	$2,337
Morgan Stanley & Co./ Upon Termination	WisdomTree, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	110,556	USD	868,014	110,556
						$112,893			$112,893

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Gen Digital, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	$—	$—	$(22,439)	USD	279,205	$(22,439)
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month-Federal Rate Minus 53bps (4.800%)	10/31/2024	—	—	(129,500)	USD	1,854,000	(129,500)
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 78bps (4.550%)	10/31/2024	—	—	(94,103)	USD	1,251,695	(94,103)
Morgan Stanley & Co./ Upon Termination	Nuvei Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/31/2024	—	—	(10,500)	USD	2,317,700	(10,500)
						$(256,542)			$(256,542)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	278,600	USD	204,489	Morgan Stanley & Co.	09/16/2024	$2,330

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,375,590	CAD	1,881,700	Morgan Stanley & Co.	09/16/2024	$(21,286)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	87.71%
United Kingdom	5.26%
Canada	4.21%
Luxembourg	0.42%
Other Assets in Excess of Liabilities	2.40%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SOFR - Secured Overnight Financing Rate
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following table summarizes the Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$6,975,153	$—	$6,975,153
Corporate Bonds*	—	79,073,409	—	79,073,409
Convertible Corporate Bonds
Auto Manufacturers	—	—	29,190	29,190
Commercial Services	—	2,719,500	—	2,719,500
Computers & Computer Services	—	2,226,562	—	2,226,562
Diversified Financial Services	—	4,230,000	—	4,230,000
Healthcare - Products	—	3,858,750	—	3,858,750
Internet	—	11,914,185	—	11,914,185
Pharmaceuticals	—	7,816,500	—	7,816,500
Software	—	20,735,381	—	20,735,381
Warrants*	—	—	0	0
Purchased Options	43,075	—	—	43,075
Short-Term Investments	3,197,989	—	—	3,197,989
TOTAL	$3,241,064	$139,549,440	$29,190	$142,819,694

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,330	$—	$2,330
Equity Swaps	112,893	—	—	112,893
Liabilities
Common Stocks*	(9,021,294)	—	—	(9,021,294)
Written Options	(2,360)	—	—	(2,360)
Forward Foreign Currency Exchange Contracts	—	(21,286)	—	(21,286)
Equity Swaps	(256,542)	—	—	(256,542)
TOTAL	$(9,167,303)	$(18,956)	$—	$(9,186,259)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2024:

Investments in Securities	Balance as of May 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2024
Convertible Corporate Bonds	$-	$-	$-	$-	$-	$-	$-	$29,190	$-	$29,190	$-
Warrants	-	-	-	(32)	-	-	-	32	-	0	(32)
Total	$-	$-	$-	$(32)	$-	$-	$-	$29,222	$-	$29,190	$(32)